segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Income before income taxes
Operating revenues - external and other income	$ 4,974	$ 4,946	$ 9,906	$ 9,910
Goods and services purchased	1,825	1,790	3,635	3,593
Employee benefits expense	1,473	1,568	2,957	3,108
EBITDA	1,676	1,588	3,314	3,209	$ 6,536	$ 6,431	$ 6,453
Depreciation	608	598	1,298	1,238
Amortization of intangible assets	386	408	759	790
Operating income	682	582	1,257	1,181
Financing costs	382	323	776	643
Income before income taxes	300	259	481	538
TELUS technology solutions
Income before income taxes
Operating revenues - external and other income	4,268	4,227	8,482	8,439
EBITDA	1,522	1,457	2,973	2,910
TELUS Digital Experience
Income before income taxes
Operating revenues - external and other income	936	896	1,860	1,824
EBITDA	166	131	363	299
Consolidated
Income before income taxes
Operating revenues - external and other income	4,974	4,946	9,906	9,910
EBITDA	1,676	1,588	3,314	3,209
Eliminations
Income before income taxes
Operating revenues - external and other income	(230)	$ (177)	(436)	$ (353)
EBITDA	$ (12)		$ (22)